Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Consolidation [Abstract]
Schedule of consolidated financial statements of consolidated subsidiaries
The consolidated financial statements comprise the following fully consolidated subsidiaries:

Entity	Equity Share as of December 31, 2019	Equity Share as of December 31, 2018
Spark Networks Services GmbH (previously, Affinitas GmbH)	100%	100%
Samadhi SAS (acquired on September 30, 2016)	100%	100%
EliteSingles LLC (formed on April 1, 2015)	100%	100%
Spark Networks, Inc. (acquired on November 2, 2017)	100%	100%
Spark Networks Limited (acquired on November 2, 2017)	100%	100%
LOV USA, LLC (acquired on November 2, 2017)	100%	100%
Spark Networks USA, LLC (acquired on November 2, 2017)	100%	100%
Spark Networks (Israel) Limited (acquired on November 2, 2017)	100%	100%
JDate Limited (acquired on November 2, 2017)	100%	100%
HurryDate, LLC (acquired on November 2, 2017)	100%	100%
MingleMatch, Inc. (acquired on November 2, 2017)	100%	100%
Kizmeet, Inc. (acquired on November 2, 2017)	100%	100%
Reseaux Spark Canada Ltd. (acquired on November 2, 2017)	100%	100%
SocialNet, Inc. (acquired on November 2, 2017)	100%	100%
SN Events, Inc. (acquired on November 2, 2017)	100%	100%
SN Holdco, LLC (acquired on November 2, 2017)	100%	100%
Smooch Labs, Inc. (acquired on November 2, 2017)	100%	100%
SilverSingles LLC (formed on December 22, 2018)	100%	100%
LDS Singles LLC (formed on May 17, 2019)	100%	—%
Adventist Singles LLC (formed on May 17, 2019)	100%	—%
Charm Labs LLC (formed on May 17, 2019)	100%	—%
Zoosk, Inc. (acquired on July 1, 2019)	100%	—%
Zoosk Limited (acquired on July 1, 2019)	100%	—%
Zoosk Ireland Limited (acquired on July 1, 2019)	100%	—%

Schedule of purchase price
As Spark’s common stock was publicly traded in the active market, Affinitas’ and Spark’s management determined that Spark’s common stock was a more reliable measure to determine fair value of the consideration transferred in the Affinitas / Spark Merger. Using this approach, the purchase price was calculated as follows:

Spark Networks, Inc.
(in thousands)
Spark common stock outstanding as of November 2, 2017	34,701
Multiplied by Adjustment Ratio	0.1
New Spark ADSs to be issued, as converted	3,470

Spark common stock per share price as of November 2, 2017	$0.99
USD to EUR exchange rate as of November 2, 2017	0.8587
Spark common stock per share price as of November 2, 2017	€0.85
Divided by Adjustment Ratio	0.1
Per share fair value of Spark common stock as of November 2, 2017	€8.50
Fair value of New Spark ADSs to be issued pursuant to the Business Combination	€29,499
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

(in thousands)
Final merger aggregate adjusted cash consideration(1)	$99,085
Cash consideration holdback amount (discounted 1.5 years)	$9,814
Total merger aggregate cash consideration	$108,899

Spark Networks American Depository Shares (ADSs, in thousands) consideration	12,980
Spark Networks ADS closing price as of July 1, 2019	$11.81
Merger aggregate stock consideration value	$153,294

Merger aggregate consideration	$262,193
USD to EUR exchange rate as of July 1, 2019	0.8811
Merger aggregate consideration	€231,028
(1)Final merger aggregate adjusted cash consideration has been adjusted as of July 1, 2019 to include the final adjustment surplus determined in January 2020.

Schedule of amounts of assets acquired and liabilities assumed
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition as well as the resulting goodwill:

in thousands	Acquisition date fair values
Goodwill	135,630
Intangible assets	109,710
Property, plant and equipment	7,268
Non-current assets	25,974
Trade receivables	7,215
Other current assets	2,459
Cash and cash equivalents	5,820
Total assets	294,076
Current liabilities	(22,545)
Other liabilities	(33,156)
Contract liabilities	(7,347)
Identifiable net assets acquired and the resulting goodwill	€231,028
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

(in thousands)	Acquisition date fair values
Goodwill	€20,453
Intangible assets	6,243
Property, plant and equipment	81
Non-current assets	27
Trade receivables	336
Other current assets	1,424
Cash and cash equivalents	6,606
Total assets	35,170
Current liabilities	(4,071)
Other liabilities	(41)
Deferred income	(1,559)
Net assets acquired	€29,499

Schedule of Intangible Assets Acquired as Part of Business Combination
The following table summarizes the components of the acquired intangible assets and estimated useful lives (in thousands, except for estimated useful lives):

in thousands	Acquisition date fair values	Estimated Useful Life
Trademark	€96,431	indefinite
Customer relationships	7,325	2.0
Developed technology	5,912	2.0
Purchased software	22	less than 1 year
Licenses	20	less than 1 year
	€109,710